UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ayer Capital Management, LP

Address:   230 California Street, Suite 600
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jay Venkatesan
Title:  Managing Member
Phone:  415-874-4800

Signature,  Place,  and  Date  of  Signing:

/s/ Jay Venkatesan                 San Francisco, CA                  11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:  $      236,961
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           ACM Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2                           Jay Venkatesan
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ARIAD PHARMACEUTICALS INC    COM              04033A100   15,092   622,992 SH       DEFINED    1,2        622,992      0    0
ARTHROCARE CORP              COM              043136100   17,750   547,835 SH       DEFINED    1,2        547,835      0    0
BIOLINERX LTD                SPONSORED ADR    09071M106    2,516   956,598 SH       DEFINED    1,2        956,598      0    0
BIOSPECIFICS TECHNOLOGIES CO COM              090931106    2,766   142,424 SH       DEFINED    1,2        142,424      0    0
CARDINAL HEALTH INC          COM              14149Y108    6,780   173,989 SH       DEFINED    1,2        173,989      0    0
CHEMOCENTRYX INC             COM              16383L106    5,056   434,769 SH       DEFINED    1,2        434,769      0    0
CELGENE CORP                 COM              151020104   15,570   203,800 SH       DEFINED    1,2        203,800      0    0
CELGENE CORP                 RIGHT 12/31/2030 151020112    2,465   870,993 SH       DEFINED    1,2        870,993      0    0
CIGNA CORP                   COM              125509109    8,359   177,200 SH       DEFINED    1,2        177,200      0    0
CYCLACEL PHARMACEUTICALS INC COM              23254L108      822   220,593 SH       DEFINED    1,2        220,593      0    0
CYTOKINETICS INC             COM              23282W100      417   500,000 SH       DEFINED    1,2        500,000      0    0
DENDREON CORP                NOTE 4.750% 6/1  24823QAB3    5,919 6,190,000 PRN      DEFINED    1,2      6,190,000      0    0
DYNAVAX TECHNOLOGIES CORP    COM              268158102   10,655 2,238,543 SH       DEFINED    1,2      2,238,543      0    0
ENDOLOGIX INC                COM              29266S106   13,833 1,000,944 SH       DEFINED    1,2      1,000,944      0    0
GRIFOLS S A                  SPONSORED ADR    398438309   18,127   793,985 SH       DEFINED    1,2        793,985      0    0
HOLOGIC INC                  COM              436440101    5,120   252,960 SH       DEFINED    1,2        252,960      0    0
INSMED INC                   COM PAR $.01     457669307   14,178 3,116,100 SH       DEFINED    1,2      3,116,100      0    0
MCKESSON CORP                COM              58155Q103    8,435    98,052 SH       DEFINED    1,2         98,052      0    0
NEPTUNE TECH & BIORESSOURCES COM              64077P108    2,568   650,000 SH       DEFINED    1,2        650,000      0    0
NPS PHARMACEUTICALS INC      COM              62936P103   13,432 1,452,109 SH       DEFINED    1,2      1,452,109      0    0
OMEROS CORP                  COM              682143102    2,115   225,000 SH       DEFINED    1,2        225,000      0    0
ONCOTHYREON INC              COM              682324108   11,302 2,198,855 SH       DEFINED    1,2      2,198,855      0    0
PEREGRINE PHARMACEUTICALS IN COM NEW          713661904    2,060 2,000,000     CALL DEFINED    1,2      2,000,000      0    0
PALATIN TECHNOLOGIES INC     COM PAR $ .01    696077403      766 1,139,423 SH       DEFINED    1,2      1,139,423      0    0
SHANGPHARMA CORP             SPONSORED ADR    81943P104    3,247   426,056 SH       DEFINED    1,2        426,056      0    0
SUNESIS PHARMACEUTICALS INC  COM NEW          867328601    6,124 1,083,925 SH       DEFINED    1,2      1,083,925      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209   24,072   581,315 SH       DEFINED    1,2        581,315      0    0
THRESHOLD PHARMACEUTICAL INC COM NEW          885807206    6,189   854,846 SH       DEFINED    1,2        854,846      0    0
YM BIOSCIENCES INC           COM              984238105    3,707 2,014,918 SH       DEFINED    1,2      2,014,918      0    0
UNIVERSAL HLTH SVCS INC      CL B             913903100    3,110    68,000 SH       DEFINED    1,2         68,000      0    0
ZIOPHARM ONCOLOGY INC        COM              98973P101    4,409   809,009 SH       DEFINED    1,2        809,009      0    0
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